Share Capital and Capital Surplus and Others	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Share Capital and Capital Surplus and Others
23.	Share Capital and Capital Surplus and Others

(1)	Details of share capital as of December 31, 2023 and 2022 are as follows:

(In millions of won, except for share data)
	December 31, 2023		December 31, 2022
Number of authorized shares		670,000,000	670,000,000
Par value (in Won)		100	100
Number of issued shares		218,833,144	218,833,144
Share capital:
Common share(*1)	~~W~~	30,493	30,493

(*1)
In 2002 and 2003, The Parent Company retired treasury shares with reduction of its retained earnings before appropriation. As a result, the Group’s issued shares have decreased without change in share capital.

(2)	There were no changes in share capital of the Parent Company for the years ended December 31, 2023 and 2022.
(3)	Details of shares outstanding as of December 31, 2023 and 2022 are as follows:

(In shares)	December 31, 2023			December 31, 2022
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	218,833,144	6,133,414	212,699,730	218,833,144	801,091	218,032,053

(4)	Details of capital surplus and others as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Paid-in surplus	~~W~~	1,771,000	1,771,000
Treasury shares (Note 24)		(301,981)	(36,702)
Hybrid bonds (Note 25)		398,509	398,759
Share option (Note 26)		9,818	2,061
Others(*)		(13,705,990)	(13,702,235)

	~~W~~	(11,828,644)	(11,567,117)

(*)	Others primarily consist of the excess of the consideration paid by the Group over the carrying amount of net assets acquired from entities under common control.